UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01608
                                                     ---------

                           FRANKLIN HIGH INCOME TRUST
                           ---------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:650 312-2000
                                                    ------------

Date of fiscal year end: 5/31
                         ----

Date of reporting period: 11/30/09
                          --------



ITEM 1. REPORTS TO STOCKHOLDERS.



NOVEMBER 30, 2009

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

SIGN UP FOR ELECTRONIC DELIVERY
on franklintempleton.com

                                   (GRAPHIC)

                                                                    FIXED INCOME

                           FRANKLIN HIGH INCOME FUND

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                    (GRAPHIC)

Not part of the semiannual report

Contents

SHAREHOLDER LETTER .......................................................    1
SEMIANNUAL REPORT
Franklin High Income Fund ................................................    3
Performance Summary ......................................................    8
Your Fund's Expenses .....................................................   11
Financial Highlights and Statement of Investments ........................   13
Financial Statements .....................................................   26
Notes to Financial Statements ............................................   30
Shareholder Information ..................................................   41

Shareholder Letter

Dear Shareholder:

During the six-month period ended November 30, 2009, economic activity showed signs of stabilization, and U.S. gross domestic product rose in 2009's third quarter after declining the previous four quarters. Unemployment increased during the period as many companies shed workers to control costs, and many companies reported better-than-expected earnings. During the period, markets rallied as some indicators offered a better economic outlook.

Franklin High Income Fund's semiannual report goes into greater detail about prevailing conditions during the period under review. In addition, you will find performance data, financial information and a discussion from the portfolio managers. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, and find helpful financial planning tools. We hope you will take advantage of these online services.

Although market conditions are constantly changing, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                      Not part of the semiannual report | 1

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin High Income Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF NOVEMBER 30, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                     2 | Not part of the semiannual report

Semiannual Report

Franklin High Income Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin High Income Fund seeks a high level of current income, with a secondary goal of capital appreciation, by investing substantially in high yield, lower rated debt securities and preferred stocks.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin High Income Fund covers the period ended November 30, 2009.

PERFORMANCE OVERVIEW

Franklin High Income Fund - Class A posted a +17.75% cumulative total return for the six months under review. The Fund underperformed its benchmark, the Credit Suisse (CS) High Yield Index, which had a +22.04% total return, and its peers, as measured by the Lipper High Current Yield Funds Classification Average, which had a +19.26% total return for the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

During the six-month period ended November 30, 2009, economic activity showed signs of recovery as many of the forces that had hindered the economy dissipated. Financial markets stabilized in response to federal stimulus packages and the Federal Reserve Board's (Fed's) interventions, and investor risk appetite improved. In 2009's third quarter, a number of blue-chip companies released

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The CS High Yield Index is designed to mirror the investible universe of the U.S. dollar denominated high yield debt market.

Source: Lipper Inc. The Lipper High Current Yield Funds Classification Average is calculated by averaging the total returns of funds within the Lipper High Current Yield Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper High Current Yield Funds are defined as funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 11/30/09, there were 472 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. Fund performance relative to the average may have differed if these or other factors had been considered.

Indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.


                              Semiannual Report | 3

ASSET ALLOCATION
Based on Total Net Assets as of 11/30/09

                                  (BAR CHART)

Corporate Bonds                             93.4%
Senior Floating Rate Interests               1.6%
Preferred & Common Stocks                    0.2%
Short-Term Investments & Other Net Assets    4.8%

reports that showed better-than-expected profits resulting from cost-cutting measures. Economic activity as measured by gross domestic product (GDP) improved from earlier in 2009. GDP registered annualized rates of -0.7% and 2.2% in 2009's second and third quarters. These positive signs, however, were constrained by a rising unemployment rate, which reached 10.0% by period-end.(2) Despite some favorable economic data, many industries eliminated jobs.

As economic conditions improved, oil prices increased from $66 per barrel at the beginning of the period to $77 on November 30, still well below 2008 highs. November's inflation rate was an annualized 1.8%.(2) Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Fed's informal target range of 1.5% to 2.0%.(2) The core personal consumption expenditures price index reported a 12-month increase of 1.4%.(3)

During the period under review, an expanding economy and decelerating inflation prompted policymakers to maintain low interest rates and discontinue certain stimulus plans. Noting it now believes the recession has ended, the Fed left the federal funds target rate unchanged at a range of 0% to 0.25% for an extended period and began to lay the groundwork for an eventual tightening of monetary policy. Near period-end, the Fed assessed which of its support programs could be phased out.

The spread between two-year and 10-year Treasury yields was nearly unchanged, as it began the reporting period at 255 basis points (100 basis points equal one percentage point) and ended the period at 254 basis points. The two-year Treasury bill yield fell from 0.92% to 0.67% over the six-month period, while the 10-year Treasury note yield declined from 3.47% to 3.21%.

In this environment, equity markets moved higher, with the Standard & Poor's 500 Index (S&P 500) returning +20.50% for the six-month reporting period.(4) Importantly, corporate earnings, although still down year-over-year during 2009's third quarter, generally exceeded expectations as many companies were able to significantly reduce their cost structures amid a weak revenue outlook. By period-end, many analysts expected strong fourth quarter 2009 year-over-year earnings reports and double-digit earnings gains for 2010. The high yield asset class benefited from demand by retail and institutional investors for higher yielding assets. Although new-issue supply rose significantly thus far in 2009, demand was generally able to absorb this primary issuance. In addition, much

(2.) Source: Bureau of Labor Statistics.

(3.) Source: Bureau of Economic Analysis.

(4.) Source: (C) 2009 Morningstar. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.


                             4 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
6/1/09-11/30/09

                                    DIVIDEND PER SHARE
            -----------------------------------------------------------------
MONTH        CLASS A       CLASS B      CLASS C     CLASS R     ADVISOR CLASS
-----       ----------   ----------   ----------   ----------   -------------
June        1.15 cents   1.09 cents   1.09 cents   1.10 cents    1.17 cents
July        1.15 cents   1.09 cents   1.09 cents   1.10 cents    1.17 cents
August      1.15 cents   1.09 cents   1.09 cents   1.10 cents    1.17 cents
September   1.15 cents   1.07 cents   1.07 cents   1.09 cents    1.17 cents
October     1.15 cents   1.07 cents   1.07 cents   1.09 cents    1.17 cents
November    1.15 cents   1.07 cents   1.07 cents   1.09 cents    1.17 cents
            ----------   ----------   ----------   ----------    ----------
TOTAL       6.90 CENTS   6.48 CENTS   6.48 CENTS   6.57 CENTS    7.02 CENTS

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

of the new issuance was used for debt refinancing, which further strengthened the near-term liquidity outlook for many high yield issuers. Largely as a result of these factors, the high yield corporate market experienced strong returns, and the CS High Yield Index had a +22.04% total return for the period under review.(1) Overall, the yield spread over U.S. Treasury securities fell from
10.7 percentage points in May 2009 to 7.4 percentage points at period-end.(5)

INVESTMENT STRATEGY

We are disciplined, fundamental investors who mainly rely on our analysts' in-depth industry expertise to evaluate companies. We examine sectors and individual securities in detail. When evaluating an issuer's creditworthiness, we consider the issuer's experience, managerial strength, sensitivity to economic conditions, credit rating, and current and prospective financial condition.

MANAGER'S DISCUSSION

Franklin High Income Fund underperformed its Lipper peer group during the six months under review.(6) Although the Fund purchased certain distressed positions in early 2009, during the reporting period the Fund remained somewhat lower weighted relative to its peer group in certain higher yielding/distressed sectors and securities. Largely as a result, the Fund's performance trailed the peer average during a period in which the lowest rated sectors generally delivered

(5.) Source: Credit Suisse.

(6.) For industry weighting comparisons, the Fund's peer group comprises some of the mutual funds found within the Lipper High Current Yield Funds Classification Average. See footnote 1 for a description of the Lipper Average.


                             Semiannual Report | 5

TOP 10 HOLDINGS BY ISSUER*
11/30/09


COMPANY                                       % OF TOTAL
SECTOR/INDUSTRY                               NET ASSETS
---------------                               -----------
HCA Inc.                                          2.3%
   HEALTH CARE EQUIPMENT & SERVICES
Ford Motor Credit Co. LLC                         2.0%
   AUTOMOBILES & COMPONENTS
GMAC LLC                                          1.7%
   DIVERSIFIED FINANCIALS
MGM Mirage                                        1.4%
   CONSUMER SERVICES
Chesapeake Energy Corp.                           1.3%
   ENERGY
Charter Communications                            1.3%
   MEDIA
Texas Competitive Electric Holdings Co. LLC       1.3%
   UTILITIES
EchoStar DBS Corp.                                1.2%
   MEDIA
NRG Energy Inc.                                   1.1%
   UTILITIES
SunGard Data Systems Inc.                         1.1%
   SOFTWARE & SERVICES

* Securities are listed by issuer, which may appear by another name in the SOI.

the strongest results. Nonetheless, the Fund participated in the high yield market rally over the past six months and delivered positive, double-digit absolute return results.

In addition to the overall quality positioning, the Fund's industry weightings also affected relative performance. For example, overweighted exposure to the broadcasting industry benefited relative results as certain distressed radio and television broadcasting bonds experienced substantial price gains during the period based on an improvement in valuations for those enterprises and, in some cases, a much lower perceived default risk.(7) Similarly, an overweighted chemicals industry positioning also contributed to relative results.(8) Although recent earnings results were weak for many chemical company issuers, market expectations that 2009 may be the trough year in terms of earnings and that there may be improvement in 2010 helped drive many chemicals industry bond prices higher. Underweighted exposure to the wireless communications industry compared with the Fund's peer group also aided relative results as this somewhat higher quality industry lagged the overall market's return.(9)

Detractors from relative performance included underweighted positions in certain higher beta industries. For example, the information technology and building industries were hard hit by the economic downturn; however, during 2009, investors began to look past recent earnings results toward stabilization and potential future earnings growth for such issuers.(10) Consequently, many distressed issues from these two industries experienced significant rebounds during the six months under review, and the Fund's lower weightings relative to the peer group negatively affected performance. The Fund's overweighted exposure to the lower beta utilities sector was also a drag on relative results during the period, partly because of the sector's generally defensive nature. In addition, many utilities issuers are independent power producers, which were hurt by a combination of declining industrial demand and lower natural gas prices compared with 2008.

Default activity for 2009 was elevated compared to prior years, and price performance for such defaulted securities was mixed. Certain of the Fund's defaulted bonds did decline in price, but other defaulted bonds rose due to improved valuations for those enterprises. As we look toward the start of a new decade, we recognize some positive tailwinds including much improved

(7.) The broadcasting industry is part of media in the SOI.

(8.) The chemicals industry is part of materials in the SOI.

(9.) The wireless communications industry is part of telecommunication services in the SOI.

(10.) The information technology sector comprises semiconductors and semiconductor equipment, software and services, and technology hardware and equipment in the SOI. The building industry is part of consumer durables and apparel in the SOI.


                              6 | Semiannual Report
credit markets, still-accommodative monetary policy, a moderately growing economy and market expectations for improved year-over-year earnings. Although high yield corporate bond valuations tightened significantly, at period-end spreads over U.S. Treasury securities were still somewhat cheap relative to longer term averages. Moreover, demand for higher yielding assets remained robust given very low short-term interest rates. In addition to looking for investments with attractive yields and total return potential, our group of credit analysts remains wary of issuers that may become distressed given the strong rebound in the average price for high yield bonds. Consequently, individual security selection remains our research team's key focus as we head into 2010.

Thank you for your continued participation in Franklin High Income Fund. We look forward to serving your future investment needs.

(PHOTO OF CHRISTOPHER J. MOLUMPHY)


/s/ Christopher J. Molumphy

Christopher J. Molumphy, CFA
Senior Portfolio Manager

(PHOTO OF ERIC G. TAKAHA)


/s/ Eric G. Takaha

Eric G. Takaha, CFA
Portfolio Manager

Franklin High Income Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                              Semiannual Report | 7

Performance Summary as of 11/30/09

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FHAIX)                     CHANGE   11/30/09   5/31/09
-----------------------                     ------   --------   -------
Net Asset Value (NAV)                       +$0.22     $1.88     $1.66
DISTRIBUTIONS (6/1/09-11/30/09)
Dividend Income                   $0.0690

CLASS B (SYMBOL: FHIBX)                     CHANGE   11/30/09   5/31/09
-----------------------                     ------   --------   -------
Net Asset Value (NAV)                       +$0.22     $1.88     $1.66
DISTRIBUTIONS (6/1/09-11/30/09)
Dividend Income                   $0.0648

CLASS C (SYMBOL: FCHIX)                     CHANGE   11/30/09   5/31/09
-----------------------                     ------   --------   -------
Net Asset Value (NAV)                       +$0.23     $1.90     $1.67
DISTRIBUTIONS (6/1/09-11/30/09)
Dividend Income                   $0.0648

CLASS R (SYMBOL: FHIRX)                     CHANGE   11/30/09   5/31/09
-----------------------                     ------   --------   -------
Net Asset Value (NAV)                       +$0.22     $1.90     $1.68
DISTRIBUTIONS (6/1/09-11/30/09)
Dividend Income                   $0.0657

ADVISOR CLASS (SYMBOL: FVHIX)               CHANGE   11/30/09   5/31/09
-----------------------------               ------   --------   -------
Net Asset Value (NAV)                       +$0.23     $1.89     $1.66
DISTRIBUTIONS (6/1/09-11/30/09)
Dividend Income                   $0.0702

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                 6-MONTH            1-YEAR    5-YEAR   10-YEAR
-------                                 -------           -------   -------   -------
Cumulative Total Return(1)              +17.75%           +51.53%   +29.81%   +77.03%
Average Annual Total Return(2)          +12.98%           +45.13%    +4.49%    +5.43%
Value of $10,000 Investment(3)          $11,298           $14,513   $12,457   $16,966
Avg. Ann. Total Return (12/31/09)(4)                      +38.60%    +4.59%    +5.72%
   Distribution Rate(5)                           7.04%
   30-Day Standardized Yield(6)                   6.79%
   Total Annual Operating Expenses(7)             0.80%


                              8 | Semiannual Report

CLASS B                                 6-MONTH            1-YEAR    5-YEAR   10-YEAR
-------                                 -------           -------   -------   -------
Cumulative Total Return(1)               +17.48%           +50.81%   +26.71%   +70.11%
Average Annual Total Return(2)           +13.48%           +46.81%    +4.56%    +5.46%
Value of $10,000 Investment(3)          $11,348           $14,681   $12,495   $17,011
Avg. Ann. Total Return (12/31/09)(4)                       +39.65%    +4.83%    +5.71%
   Distribution Rate(5)                           6.83%
   30-Day Standardized Yield(6)                   6.59%
   Total Annual Operating Expenses(7)             1.30%

CLASS C                                 6-MONTH            1-YEAR    5-YEAR   10-YEAR
-------                                 -------           -------   -------   -------
Cumulative Total Return(1)               +17.98%           +51.21%   +27.06%   +69.44%
Average Annual Total Return(2)           +16.98%           +50.21%    +4.91%    +5.41%
Value of $10,000 Investment(3)          $11,698           $15,021   $12,706   $16,944
Avg. Ann. Total Return (12/31/09)(4)                       +43.08%    +5.08%    +5.66%
   Distribution Rate(5)                           6.76%
   30-Day Standardized Yield(6)                   6.58%
   Total Annual Operating Expenses(7)             1.30%

                                                                              INCEPTION
CLASS R                                 6-MONTH            1-YEAR    5-YEAR    (1/1/02)
-------                                 -------           -------   -------   ---------
Cumulative Total Return(1)               +17.32%           +51.37%   +27.27%    +80.62%
Average Annual Total Return(2)           +17.32%           +51.37%    +4.94%     +7.76%
Value of $10,000 Investment(3)          $11,732           $15,137   $12,727    $18,062
Avg. Ann. Total Return (12/31/09)(4)                       +44.22%    +5.22%     +8.05%
   Distribution Rate(5)                           6.88%
   30-Day Standardized Yield(6)                   6.76%
   Total Annual Operating Expenses(7)             1.15%

ADVISOR CLASS                           6-MONTH            1-YEAR    5-YEAR   10-YEAR
-------------                           -------           -------   -------   -------
Cumulative Total Return(1)               +18.45%           +52.52%   +30.79%   +80.36%
Average Annual Total Return(2)           +18.45%           +52.52%    +5.51%    +6.08%
Value of $10,000 Investment(3)          $11,845           $15,252   $13,079   $18,036
Avg. Ann. Total Return (12/31/09)(4)                       +44.51%    +5.68%    +6.31%
   Distribution Rate(5)                           7.43%
   30-Day Standardized Yield(6)                   7.24%
   Total Annual Operating Expenses(7)             0.65%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.


                              Semiannual Report | 9

ENDNOTES

THE RISKS ASSOCIATED WITH HIGHER YIELDING, LOWER RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. INVESTMENT IN FOREIGN SECURITIES ALSO INVOLVES SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATIONS, AND POLITICAL AND ECONOMIC UNCERTAINTY. IN ADDITION, INTEREST RATE MOVEMENTS WILL AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(4.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5.) Distribution rate is based on an annualization of the respective class's
     November dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 11/30/09.

(6.) The 30-day standardized yield for the 30 days ended 11/30/09 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate (which reflects the Fund's past dividends paid to shareholders) or the income reported in the Fund's financial statements.

(7.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.


                             10 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                                                                EXPENSES PAID
                                          BEGINNING ACCOUNT   ENDING ACCOUNT    DURING PERIOD*
                                             VALUE 6/1/09     VALUE 11/30/09   6/1/09-11/30/09
                                          -----------------   --------------   ---------------
CLASS A
Actual                                          $1,000           $1,177.50          $4.15
Hypothetical (5% return before expenses)        $1,000           $1,021.26          $3.85
CLASS B
Actual                                          $1,000           $1,174.80          $6.87
Hypothetical (5% return before expenses)        $1,000           $1,018.75          $6.38
CLASS C
Actual                                          $1,000           $1,179.80          $6.89
Hypothetical (5% return before expenses)        $1,000           $1,018.75          $6.38
CLASS R
Actual                                          $1,000           $1,173.20          $6.05
Hypothetical (5% return before expenses)        $1,000           $1,019.50          $5.62
ADVISOR CLASS
Actual                                          $1,000           $1,184.50          $3.34
Hypothetical (5% return before expenses)        $1,000           $1,022.01          $3.09

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.76%; B: 1.26%; C: 1.26%; R: 1.11%; and
     Advisor: 0.61%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                             12 | Semiannual Report

Franklin High Income Trust

FINANCIAL HIGHLIGHTS

FRANKLIN HIGH INCOME FUND

                                           SIX MONTHS ENDED                           YEAR ENDED MAY 31,
                                          NOVEMBER 30, 2009   ------------------------------------------------------------------
CLASS A                                      (UNAUDITED)         2009          2008          2007          2006          2005
-------                                   -----------------   ----------    ----------    ----------    ----------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ..      $     1.66       $     2.01    $     2.17    $     2.08    $     2.09    $     2.02
                                             ----------       ----------    ----------    ----------    ----------    ----------
Income from investment
   operations(a):
   Net investment income(b) ...........            0.08             0.14          0.15          0.15          0.15          0.16
   Net realized and unrealized
      gains (losses) ..................            0.21            (0.34)        (0.15)         0.10         (0.01)         0.06
                                             ----------       ----------    ----------    ----------    ----------    ----------
Total from investment operations ......            0.29            (0.20)           --          0.25          0.14          0.22
                                             ----------       ----------    ----------    ----------    ----------    ----------
Less distributions from net
   investment income ..................           (0.07)           (0.15)        (0.16)        (0.16)        (0.15)        (0.15)
                                             ----------       ----------    ----------    ----------    ----------    ----------
Redemption fees(c) ....................              --               --(d)         --(d)         --(d)         --(d)         --(d)
                                             ----------       ----------    ----------    ----------    ----------    ----------
Net asset value, end of period ........      $     1.88       $     1.66    $     2.01    $     2.17    $     2.08    $     2.09
                                             ==========       ==========    ==========    ==========    ==========    ==========
Total return(e) .......................           17.75%           (9.23)%        0.02%        12.29%         6.89%        11.14%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ...........................            0.76%            0.78%         0.74%         0.76%         0.75%         0.74%
Net investment income .................            8.56%            8.80%         7.62%         7.33%         7.17%         7.40%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .....      $2,236,124       $1,811,866    $2,044,744    $2,278,898    $2,165,990    $2,233,772
Portfolio turnover rate ...............           13.08%           26.56%        31.17%        38.27%        29.26%        30.19%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 13

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

                                            SIX MONTHS ENDED                      YEAR ENDED MAY 31,
                                           NOVEMBER 30, 2009   -------------------------------------------------------
CLASS B                                       (UNAUDITED)        2009       2008        2007        2006        2005
-------                                    -----------------   -------    --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ...        $  1.66        $  2.00    $   2.16    $   2.07    $   2.08    $   2.02
                                                -------        -------    --------    --------    --------    --------
Income from investment operations(a):
   Net investment income(b) ............           0.07           0.14        0.14        0.14        0.14        0.14
   Net realized and unrealized gains
      (losses) .........................           0.21          (0.34)      (0.15)       0.09       (0.01)       0.06
                                                -------        -------    --------    --------    --------    --------
Total from investment operations .......           0.28          (0.20)      (0.01)       0.23        0.13        0.20
                                                -------        -------    --------    --------    --------    --------
Less distributions from net investment
   income ..............................          (0.06)         (0.14)      (0.15)      (0.14)      (0.14)      (0.14)
                                                -------        -------    --------    --------    --------    --------
Redemption fees(c) .....................             --             --(d)       --(d)       --(d)       --(d)       --(d)
                                                -------        -------    --------    --------    --------    --------
Net asset value, end of period .........        $  1.88        $  1.66    $   2.00    $   2.16    $   2.07    $   2.08
                                                =======        =======    ========    ========    ========    ========
Total return(e) ........................          17.48%         (9.21)%     (0.51)%     11.78%       6.35%      10.09%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ............................           1.26%          1.28%       1.25%       1.26%       1.25%       1.24%
Net investment income ..................           8.06%          8.30%       7.11%       6.83%       6.67%       6.90%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ......        $64,246        $67,059    $114,793    $164,690    $184,076    $207,881
Portfolio turnover rate ................          13.08%         26.56%      31.17%      38.27%      29.26%      30.19%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             14 | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

                                                SIX MONTHS ENDED                       YEAR ENDED MAY 31,
                                               NOVEMBER 30, 2009   --------------------------------------------------------
CLASS C                                           (UNAUDITED)        2009        2008        2007        2006        2005
-------                                        -----------------   --------    --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period .......        $   1.67       $   2.02    $   2.18    $   2.09    $   2.10    $   2.03
                                                    --------       --------    --------    --------    --------    --------
Income from investment operations(a):
   Net investment income(b) ................            0.07           0.14        0.15        0.14        0.14        0.15
   Net realized and unrealized gains
      (losses) .............................            0.22          (0.35)      (0.16)       0.09       (0.01)       0.06
                                                    --------       --------    --------    --------    --------    --------
Total from investment operations ...........            0.29          (0.21)      (0.01)       0.23        0.13        0.21
                                                    --------       --------    --------    --------    --------    --------
Less distributions from net investment
   income ..................................           (0.06)         (0.14)      (0.15)      (0.14)      (0.14)      (0.14)
                                                    --------       --------    --------    --------    --------    --------
Redemption fees(c) .........................              --             --(d)       --(d)       --(d)       --(d)       --(d)
                                                    --------       --------    --------    --------    --------    --------
Net asset value, end of period .............        $   1.90       $   1.67    $   2.02    $   2.18    $   2.09    $   2.10
                                                    ========       ========    ========    ========    ========    ========
Total return(e) ............................           17.98%         (9.65)%     (0.50)%     11.67%       6.31%      10.53%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ................................            1.26%          1.28%       1.25%       1.26%       1.25%       1.24%
Net investment income ......................            8.06%          8.30%       7.11%       6.83%       6.67%       6.90%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........        $393,959       $310,399    $332,785    $384,421    $361,701    $388,250
Portfolio turnover rate ....................           13.08%         26.56%      31.17%      38.27%      29.26%      30.19%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

                                                SIX MONTHS ENDED                  YEAR ENDED MAY 31,
                                               NOVEMBER 30, 2009   -------------------------------------------------
CLASS R                                           (UNAUDITED)        2009       2008       2007      2006      2005
-------                                        -----------------   -------    -------    -------    ------    ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period .......        $  1.68        $  2.02    $  2.19    $  2.09    $ 2.10    $ 2.03
                                                    -------        -------    -------    -------    ------    ------
Income from investment operations(a):
   Net investment income(b) ................           0.08           0.14       0.15       0.15      0.14      0.15
   Net realized and unrealized gains
      (losses) .............................           0.21          (0.33)     (0.17)      0.10     (0.01)     0.06
                                                    -------        -------    -------    -------    ------    ------
Total from investment operations ...........           0.29          (0.19)     (0.02)      0.25      0.13      0.21
                                                    -------        -------    -------    -------    ------    ------
Less distributions from net investment
   income ..................................          (0.07)         (0.15)     (0.15)     (0.15)    (0.14)    (0.14)
                                                    -------        -------    -------    -------    ------    ------
Redemption fees(c) .........................             --             --(d)      --(d)      --(d)     --(d)     --(d)
                                                    -------        -------    -------    -------    ------    ------
Net asset value, end of period .............        $  1.90        $  1.68    $  2.02    $  2.19    $ 2.09    $ 2.10
                                                    =======        =======    =======    =======    ======    ======
Total return(e) ............................          17.32%         (9.01)%    (0.79)%    12.33%     6.45%    10.68%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ................................           1.11%          1.13%      1.10%      1.11%     1.10%     1.09%
Net investment income ......................           8.21%          8.45%      7.26%      6.98%     6.82%     7.05%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........        $79,271        $42,459    $35,766    $26,671    $9,972    $5,300
Portfolio turnover rate ....................          13.08%         26.56%     31.17%     38.27%    29.26%    30.19%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             16 | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

                                                SIX MONTHS ENDED                    YEAR ENDED MAY 31,
                                               NOVEMBER 30, 2009   ----------------------------------------------------
ADVISOR CLASS                                     (UNAUDITED)        2009        2008       2007       2006       2005
-------------                                  -----------------   --------    -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period .......        $   1.66       $   2.01    $  2.17    $  2.08    $  2.09    $  2.02
                                                    --------       --------    -------    -------    -------    -------
Income from investment operations(a):
   Net investment income(b) ................            0.08           0.14       0.16       0.16       0.15       0.16
   Net realized and unrealized gains
      (losses) .............................            0.22          (0.34)     (0.16)      0.09      (0.01)      0.06
                                                    --------       --------    -------    -------    -------    -------
Total from investment operations ...........            0.30          (0.20)        --       0.25       0.14       0.22
                                                    --------       --------    -------    -------    -------    -------
Less distributions from net investment
   income ..................................           (0.07)         (0.15)     (0.16)     (0.16)     (0.15)     (0.15)
                                                    --------       --------    -------    -------    -------    -------
Redemption fees(c) .........................              --             --(d)      --(d)      --(d)      --(d)      --(d)
                                                    --------       --------    -------    -------    -------    -------
Net asset value, end of period .............        $   1.89       $   1.66    $  2.01    $  2.17    $  2.08    $  2.09
                                                    ========       ========    =======    =======    =======    =======
Total return(e) ............................           18.45%         (9.12)%     0.18%     12.44%      7.06%     11.29%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ................................            0.61%          0.63%      0.60%      0.61%      0.60%      0.59%
Net investment income ......................            8.71%          8.95%      7.76%      7.48%      7.32%      7.55%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........        $209,115       $149,485    $56,656    $56,593    $43,502    $28,231
Portfolio turnover rate ....................           13.08%         26.56%     31.17%     38.27%     29.26%     30.19%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 17

Franklin High Income Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

          FRANKLIN HIGH INCOME FUND                                         COUNTRY      PRINCIPAL AMOUNT(a)        VALUE
          -------------------------                                     --------------   -------------------   --------------
(b, c)    SENIOR FLOATING RATE INTERESTS 1.6%
          CONSUMER SERVICES 0.2%
          OSI Restaurant Partners LLC (Outback),
             Pre-Funded Revolving Credit, 0.12% - 2.563%, 6/14/13 ...    United States   $           600,957   $      490,030
             Term Loan B, 2.563%, 6/14/14 ...........................    United States             7,062,299        5,758,719
                                                                                                               --------------
                                                                                                                    6,248,749
                                                                                                               --------------
          MATERIALS 0.6%
          Novelis Corp., U.S. Term Loan, 2.24% - 2.29%, 7/07/14 .....    United States            20,691,026       18,512,013
                                                                                                               --------------
          MEDIA 0.3%
          Univision Communications Inc., Initial Term Loan, 2.533%,
             9/29/14 ................................................    United States            10,000,000        8,246,880
                                                                                                               --------------
          UTILITIES 0.5%
          Dynegy Holdings Inc.,
             Term L/C Facility, 3.99%, 4/02/13 ......................    United States            13,861,332       13,164,412
             Term Loan B, 3.99%, 4/02/13 ............................    United States             1,118,691        1,062,446
                                                                                                               --------------
                                                                                                                   14,226,858
                                                                                                               --------------
          TOTAL SENIOR FLOATING RATE INTERESTS (COST $49,125,067) ...                                              47,234,500
                                                                                                               --------------
          CORPORATE BONDS 93.4%
          AUTOMOBILES & COMPONENTS 2.7%
          Ford Motor Credit Co. LLC, senior note,
             9.75%, 9/15/10 .........................................    United States            20,000,000       20,557,700
             9.875%, 8/10/11 ........................................    United States            35,000,000       36,225,000
             7.50%, 8/01/12 .........................................    United States             4,000,000        3,966,036
(d)       TRW Automotive Inc., senior note, 144A,
             7.00%, 3/15/14 .........................................    United States             5,000,000        4,756,250
             7.25%, 3/15/17 .........................................    United States            17,000,000       15,810,000
                                                                                                               --------------
                                                                                                                   81,314,986
                                                                                                               --------------
          BANKS 0.6%
(e)       Wells Fargo Capital XIII, pfd., 7.70%, Perpetual ..........    United States            15,000,000      13,725,000
(e)       Wells Fargo Capital XV, pfd., 9.75%, Perpetual ............    United States             5,000,000       5,325,000
                                                                                                               --------------
                                                                                                                   19,050,000
                                                                                                               --------------
          CAPITAL GOODS 4.5%
(d)       Allison Transmission Inc., senior note, 144A, 11.00%,
             11/01/15 ...............................................    United States            25,000,000       26,000,000
(d)       Altra Holdings Inc., senior secured note, 144A,
             8.125%, 12/01/16 .......................................    United States             5,700,000        5,749,875
          Case New Holland Inc., senior note,
             7.125%, 3/01/14 ........................................    United States            25,000,000       24,812,500
(d)          144A, 7.75%, 9/01/13 ...................................    United States             5,000,000        5,012,500
          L-3 Communications Corp., senior sub. note, 6.125%,
             1/15/14 ................................................    United States            15,000,000       15,000,000
          RBS Global & Rexnord Corp.,
             senior note, 9.50%, 8/01/14 ............................    United States            18,000,000       18,000,000
             senior sub. note, 11.75%, 8/01/16 ......................    United States             9,100,000        8,963,500
(d)       RSC Equipment Rental/RSC Holdings, senior note, 144A,
             10.25%, 11/15/19 .......................................    United States             4,000,000        3,900,000
          RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 ...    United States            26,000,000       25,577,500
                                                                                                               --------------
                                                                                                                  133,015,875
                                                                                                               --------------
          COMMERCIAL & PROFESSIONAL SERVICES 2.1%
          ARAMARK Corp., senior note, 8.50%, 2/01/15 ................    United States            25,000,000       25,187,500
(d)       Clean Harbors Inc., senior secured note, 144A, 7.625%,
             8/15/16 ................................................    United States             6,250,000        6,320,312


                             18 | Semiannual Report

Franklin High Income Trust

          FRANKLIN HIGH INCOME FUND                                         COUNTRY      PRINCIPAL AMOUNT(a)        VALUE
          -------------------------                                     --------------   -------------------   --------------
          CORPORATE BONDS (CONTINUED)
          COMMERCIAL & PROFESSIONAL SERVICES (CONTINUED)
(d)       Geo Group Inc., senior note, 144A, 7.75%, 10/15/17 ........    United States   $         5,500,000   $    5,589,375
(f, g)    Goss Graphic Systems Inc., senior sub. note, 12.25%,
             11/19/05 ...............................................    United States             9,053,899              905
          Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ......    United States             5,850,000        6,091,313
(d, h)    JohnsonDiversey Holdings Inc., senior note, 144A,
             PIK, 10.50%, 5/15/20 ...................................    United States            19,600,000       18,914,000
(f, g)    Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ...    United States            10,000,000           50,000
                                                                                                               --------------
                                                                                                                   62,153,405
                                                                                                               --------------
          CONSUMER DURABLES & APPAREL 2.3%
          Jarden Corp., senior sub. note, 7.50%, 5/01/17 ............    United States            26,000,000       25,870,000
          Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ......    United States            25,000,000       25,250,000
          KB Home, senior note, 6.25%, 6/15/15 ......................    United States            20,000,000       18,600,000
                                                                                                               --------------
                                                                                                                   69,720,000
                                                                                                               --------------
          CONSUMER SERVICES 7.8%
          Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .......    United States            10,000,000        8,800,000
(d, f)    Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ............    United States            20,000,000          300,000
(d)       Harrah's Operating Co. Inc., senior secured note, 144A,
             11.25%, 6/01/17 ........................................    United States            10,000,000       10,275,000
(d)       Harrah's Operating Escrow, senior secured note, 144A,
             11.25%, 6/01/17 ........................................    United States            30,000,000       30,750,000
          Host Hotels & Resorts LP, senior note,
             K, 7.125%, 11/01/13 ....................................    United States            15,000,000       14,962,500
             Q, 6.75%, 6/01/16 ......................................    United States             5,000,000        4,762,500
          MGM MIRAGE, senior note,
             6.625%, 7/15/15 ........................................    United States            45,000,000       33,750,000
             6.875%, 4/01/16 ........................................    United States            10,000,000        7,500,000
(d)       Norwegian Cruise Line Ltd., senior secured note, 144A,
             11.75%,
             11/15/16 ...............................................    United States            25,000,000       24,781,250
          Pinnacle Entertainment Inc.,
(d)          senior note, 144A, 8.625%, 8/01/17 .....................    United States            16,800,000       16,800,000
             senior sub. note, 8.25%, 3/15/12 .......................    United States             3,876,000        3,895,380
             senior sub. note, 7.50%, 6/15/15 .......................    United States             5,900,000        5,280,500
          Royal Caribbean Cruises Ltd.,
             senior deb., 7.25%, 3/15/18 ............................    United States            15,000,000       13,818,750
             senior note, 6.875%, 12/01/13 ..........................    United States            10,000,000        9,450,000
          Starwood Hotels & Resorts Worldwide Inc., senior note,
             6.75%, 5/15/18 .........................................    United States            15,000,000       14,512,500
             7.15%, 12/01/19 ........................................    United States             5,000,000        4,920,673
(f)       Station Casinos Inc.,
             senior note, 6.00%, 4/01/12 ............................    United States             9,300,000        1,999,500
             senior note, 7.75%, 8/15/16 ............................    United States             8,200,000        1,763,000
             senior sub. note, 6.50%, 2/01/14 .......................    United States             3,400,000           51,000
             senior sub. note, 6.875%, 3/01/16 ......................    United States             8,400,000          126,000
          Universal City Development,
             senior note, 11.75%, 4/01/10 ...........................    United States            10,000,000       10,025,000
(d)          senior note, 144A, 8.875%, 11/15/15 ....................    United States            12,400,000       12,121,000
(d)          senior sub. note, 144A, 10.875%, 11/15/16 ..............    United States             2,750,000        2,770,625
                                                                                                               --------------
                                                                                                                  233,415,178
                                                                                                               --------------


                             Semiannual Report | 19

Franklin High Income Trust

          FRANKLIN HIGH INCOME FUND                                         COUNTRY      PRINCIPAL AMOUNT(a)        VALUE
          -------------------------                                     --------------   -------------------   --------------
          CORPORATE BONDS (CONTINUED)
          DIVERSIFIED FINANCIALS 2.8%
(d)       GMAC LLC, senior note, 144A, 6.875%, 9/15/11 ..............    United States   $        45,000,000   $   43,762,500
(e)       JPMorgan Chase & Co., junior sub. note, 1, 7.90%,
             Perpetual ..............................................    United States            25,000,000       24,523,850
(f)       Lehman Brothers Holdings Inc., senior note,
             6.20%, 9/26/14 .........................................    United States            17,000,000        3,400,000
             7.00%, 9/27/27 .........................................    United States             8,000,000        1,600,000
          Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17 .....    United States            10,000,000       10,525,571
                                                                                                               --------------
                                                                                                                   83,811,921
                                                                                                               --------------
          ENERGY 14.6%
(d)       Antero Resources Finance, senior note, 144A, 9.375%,
             12/01/17 ...............................................    United States            13,200,000       13,299,000
(d)       Arch Coal Inc., senior note, 144A, 8.75%, 8/01/16 .........    United States             4,500,000        4,657,500
          Atlas Pipeline Partners LP, senior note,
             8.125%, 12/15/15 .......................................    United States            14,000,000       11,550,000
             8.75%, 6/15/18 .........................................    United States            11,000,000        8,965,000
          Berry Petroleum Co., senior note, 10.25%, 6/01/14 .........    United States            16,500,000       17,737,500
          Chesapeake Energy Corp., senior note,
             9.50%, 2/15/15 .........................................    United States             5,000,000        5,262,500
             6.625%, 1/15/16 ........................................    United States            10,000,000        9,450,000
             6.25%, 1/15/18 .........................................    United States            27,600,000       24,978,000
          Compagnie Generale de Geophysique-Veritas, senior note,
             7.50%, 5/15/15 .........................................        France               15,000,000       14,925,000
(d)          144A, 9.50%, 5/15/16 ...................................        France                5,600,000        5,908,000
          El Paso Corp., senior note,
             12.00%, 12/12/13 .......................................    United States            10,000,000       11,475,000
             6.875%, 6/15/14 ........................................    United States            15,000,000       14,854,125
             7.00%, 6/15/17 .........................................    United States             5,000,000        4,927,190
(b)       Enterprise Products Operating LLC, junior sub. note,
             FRN, 7.034%, 1/15/68 ...................................    United States            25,000,000       23,003,125
(d)       General Maritime Corp., senior note, 144A, 12.00%,
             11/15/17 ...............................................    United States            14,200,000       14,626,000
(d)       Holly Corp., senior note, 144A, 9.875%, 6/15/17 ...........    United States             7,950,000        8,287,875
          Mariner Energy Inc., senior note, 7.50%, 4/15/13 ..........    United States            27,000,000       26,595,000
          MarkWest Energy Partners LP, senior note, 8.75%, 4/15/18 ..    United States            25,000,000       25,312,500
(d)       OPTI Canada Inc., senior secured note, 144A, 9.00%,
             12/15/12 ...............................................        Canada                8,000,000        8,020,000
          Peabody Energy Corp., senior note,
             7.375%, 11/01/16 .......................................    United States             6,900,000        7,020,750
             B, 6.875%, 3/15/13 .....................................    United States            15,000,000       15,225,000
          Petrohawk Energy Corp., senior note, 10.50%, 8/01/14 ......    United States            21,550,000       23,435,625
(d)       Petroplus Finance Ltd., senior note, 144A, 6.75%,
             5/01/14 ................................................     Switzerland             22,000,000       20,586,821
          Plains Exploration & Production Co., senior note,
             10.00%, 3/01/16 ........................................    United States             3,000,000        3,232,500
             7.625%, 6/01/18 ........................................    United States            27,000,000       26,460,000
          Quicksilver Resources Inc., senior note,
             8.25%, 8/01/15 .........................................    United States            20,000,000       20,000,000
             11.75%, 1/01/16 ........................................    United States             2,600,000        2,902,250
             9.125%, 8/15/19 ........................................    United States             5,000,000        5,137,500
(d)       SandRidge Energy Inc., senior note, 144A, 8.00%,
             6/01/18 ................................................    United States            25,000,000       23,750,000
          Tesoro Corp., senior note, 6.50%, 6/01/17 .................    United States            25,000,000       22,562,500
          The Williams Cos. Inc., senior note, 7.875%, 9/01/21 ......    United States            10,000,000       11,188,440
                                                                                                               --------------
                                                                                                                  435,334,701
                                                                                                               --------------


                             20 | Semiannual Report

Franklin High Income Trust

          FRANKLIN HIGH INCOME FUND                                         COUNTRY      PRINCIPAL AMOUNT(a)        VALUE
          -------------------------                                     --------------   -------------------   --------------
          CORPORATE BONDS (CONTINUED)
          FOOD & STAPLES RETAILING 1.2%
          Rite Aid Corp., senior secured note, 9.75%, 6/12/16 .......    United States   $        14,750,000   $   16,003,750
          SUPERVALU Inc., senior note, 8.00%, 5/01/16 ...............    United States            18,800,000       19,270,000
                                                                                                               --------------
                                                                                                                   35,273,750
                                                                                                               --------------
          FOOD, BEVERAGE & TOBACCO 2.5%
(d, i)    CEDC Finance Corp. International Inc., senior
             secured note, 144A, 9.125%, 12/01/16 ...................    United States            14,800,000       14,874,000
          Dean Foods Inc., senior note, 7.00%, 6/01/16 ..............    United States            10,000,000        9,700,000
(d)       Dole Food Co. Inc., senior note, 144A, 13.875%,
             3/15/14 ................................................    United States            11,171,000       13,181,780
(d)       JBS USA LLC, senior note, 144A, 11.625%, 5/01/14 ..........    United States            23,000,000       25,645,000
          Tyson Foods Inc., senior note, 10.50%, 3/01/14 ............    United States            10,000,000       11,350,000
                                                                                                               --------------
                                                                                                                   74,750,780
                                                                                                               --------------
          HEALTH CARE EQUIPMENT & SERVICES 7.5%
          DaVita Inc., senior sub. note, 7.25%, 3/15/15 .............    United States            25,000,000       25,000,000
          FMC Finance III SA, senior note, 6.875%, 7/15/17 ..........       Germany               15,000,000       14,925,000
(d)       Fresenius US Finance II, senior note, 144A, 9.00%,
             7/15/15 ................................................       Germany               10,000,000       11,000,000
          HCA Inc.,
             senior note, 6.50%, 2/15/16 ............................    United States             6,300,000        5,811,750
             senior secured note, 9.125%, 11/15/14 ..................    United States            35,000,000       36,662,500
(d)          senior secured note, 144A, 7.875%, 2/15/20 .............    United States            15,000,000       15,412,500
(h)          senior secured note, PIK, 9.625%, 11/15/16 .............    United States            10,518,000       11,241,112
          Tenet Healthcare Corp.,
             senior note, 7.375%, 2/01/13 ...........................    United States             9,600,000        9,504,000
(d)          senior secured note, 144A, 8.875%, 7/01/19 .............    United States            18,800,000       20,116,000
          United Surgical Partners International Inc., senior sub.
             note,
             8.875%, 5/01/17 ........................................    United States             8,500,000        8,712,500
(h)          PIK, 9.25%, 5/01/17 ....................................    United States            12,575,000       12,763,625
(b, h)    US Oncology Holdings Inc., senior note, PIK, FRN,
             6.428%, 3/15/12 ........................................    United States            29,057,000       26,296,585
          Vanguard Health Holding Co. II LLC, senior sub. note,
             9.00%, 10/01/14 ........................................    United States            25,000,000       25,875,000
                                                                                                               --------------
                                                                                                                  223,320,572
                                                                                                               --------------
          MATERIALS 10.0%
(d)       Anglo American Capital PLC, senior note, 144A,
             9.375%, 4/08/14 ........................................   United Kingdom            10,000,000       12,002,350
          Ball Corp., senior note,
             7.125%, 9/01/16 ........................................    United States             3,400,000        3,502,000
             7.375%, 9/01/19 ........................................    United States             3,400,000        3,493,500
          Cellu Tissue Holdings Inc., senior secured note, 11.50%,
             6/01/14 ................................................    United States            17,000,000       18,657,500
          Crown Americas Inc., senior note, 7.75%, 11/15/15 .........    United States            24,600,000       25,215,000
          Freeport-McMoRan Copper & Gold Inc., senior note,
             8.25%, 4/01/15 .........................................    United States            10,000,000       10,736,570
             8.375%, 4/01/17 ........................................    United States            15,000,000       16,203,540
          Huntsman International LLC,
(d)          senior note, 144A, 5.50%, 6/30/16 ......................    United States             1,100,000          959,750
             senior sub. note, 7.875%, 11/15/14 .....................    United States            25,000,000       23,812,500
(d)       Ineos Group Holdings PLC, senior secured note, 144A,
             8.50%, 2/15/16 .........................................   United Kingdom            20,000,000       13,300,000
(d)       MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ....    United States            22,600,000       22,487,000


                             Semiannual Report | 21

Franklin High Income Trust

          FRANKLIN HIGH INCOME FUND                                         COUNTRY      PRINCIPAL AMOUNT(a)        VALUE
          -------------------------                                     --------------   -------------------   --------------
          CORPORATE BONDS (CONTINUED)
          MATERIALS (CONTINUED)
          Nalco Co., senior sub. note, 8.875%, 11/15/13 .............    United States   $        25,000,000   $   25,750,000
          NewPage Corp., senior secured note,
             10.00%, 5/01/12 ........................................    United States            14,875,000        9,668,750
(d)          144A, 11.375%, 12/31/14 ................................    United States            14,750,000       14,602,500
          Novelis Inc., senior note,
             7.25%, 2/15/15 .........................................       Canada                 2,000,000        1,815,000
(d)          144A, 11.50%, 2/15/15 ..................................       Canada                 3,150,000        3,291,750
          Owens-Brockway Glass Container Inc., senior note, 6.75%,
             12/01/14 ...............................................    United States             5,000,000        5,075,000
          Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ..........    United States            20,000,000       20,150,000
          Solo Cup Co.,
(d)          senior secured note, 144A, 10.50%, 11/01/13 ............    United States             5,100,000        5,406,000
             senior sub. note, 8.50%, 2/15/14 .......................    United States            20,000,000       19,350,000
          Teck Resources Ltd., senior secured note,
             10.25%, 5/15/16 ........................................       Canada                11,400,000       12,939,000
             10.75%, 5/15/19 ........................................       Canada                10,200,000       11,959,500
          Weyerhaeuser Co., senior note, 7.375%, 10/01/19 ...........    United States            17,050,000       17,864,461
                                                                                                               --------------
                                                                                                                  298,241,671
                                                                                                               --------------
          MEDIA 10.8%
(d)       Cablevision Systems Corp., senior note, 144A, 8.625%,
             9/15/17 ................................................    United States            14,800,000       15,244,000
(d)       CCH II LLC/CCH II Capital Corp., senior note, 144A,
             13.50%,
             11/30/16 ...............................................    United States            29,335,118       34,468,764
          CCO Holdings LLC, senior note, 8.75%, 11/15/13 ............    United States             5,000,000        5,001,110
          CSC Holdings Inc.,
             senior deb., 7.625%, 7/15/18 ...........................    United States             8,000,000        8,140,000
             senior note, 6.75%, 4/15/12 ............................    United States             5,000,000        5,187,500
(d)          senior note, 144A, 8.50%, 4/15/14 ......................    United States             4,000,000        4,225,000
(f, j)    Dex Media Inc.,
             senior disc. note, 9.00%, 11/15/13 .....................    United States            18,300,000        4,575,000
             senior note, B, 8.00%, 11/15/13 ........................    United States            24,000,000        6,000,000
          DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16 ........    United States            15,000,000       16,183,155
          EchoStar DBS Corp., senior note,
             6.375%, 10/01/11 .......................................    United States            10,000,000       10,250,000
             7.75%, 5/31/15 .........................................    United States             5,000,000        5,100,000
             7.125%, 2/01/16 ........................................    United States            20,000,000       19,900,000
          Lamar Media Corp., senior sub. note,
             6.625%, 8/15/15 ........................................    United States            17,800,000       16,999,000
             B, 6.625%, 8/15/15 .....................................    United States            10,000,000        9,450,000
          Liberty Media Corp., senior note, 5.70%, 5/15/13 ..........    United States            25,000,000       23,656,250
          LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ....    United States            22,000,000       20,680,000
          Quebecor Media Inc., senior note, 7.75%, 3/15/16 ..........       Canada                27,500,000       26,675,000
          Radio One Inc., senior sub. note,
             6.375%, 2/15/13 ........................................    United States             5,000,000        3,275,000
             B, 8.875%, 7/01/11 .....................................    United States            10,000,000        7,925,000
(d, i)    Salem Communications Corp., senior secured note,
             144A, 9.625%, 12/15/16 .................................    United States             8,500,000        8,712,500
(d)       Sinclair Television Group Inc., senior secured note,
             144A, 9.25%, 11/01/17 ..................................    United States            22,950,000       23,351,625


                             22 | Semiannual Report

Franklin High Income Trust

          FRANKLIN HIGH INCOME FUND                                         COUNTRY      PRINCIPAL AMOUNT(a)        VALUE
          -------------------------                                     --------------   -------------------   --------------
          CORPORATE BONDS (CONTINUED)
          MEDIA (CONTINUED)
(d)       Univision Communications Inc.,
(h)          senior note, 144A, PIK, 10.50%, 3/15/15 ................    United States   $         5,262,500   $    4,223,156
             senior secured note, 144A, 12.00%, 7/01/14 .............    United States             5,000,000        5,437,500
(d)       UPC Germany GmbH, senior secured bond, 144A, 8.125%,
             12/01/17 ...............................................       Germany               12,700,000       12,700,000
(d)       WMG Acquisition Corp., senior secured note, 144A,
             9.50%, 6/15/16 .........................................    United States            24,000,000       25,920,000
                                                                                                               --------------
                                                                                                                  323,279,560
                                                                                                               --------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.2%
(d)       Talecris Biotherapeutics Holdings Corp., senior note,
             144A, 7.75%, 11/15/16 ..................................    United States             5,300,000        5,432,500
                                                                                                               --------------
          REAL ESTATE 1.3%
(d)       FelCor Lodging Trust Inc., senior secured note, 144A,
             10.00%, 10/01/14 .......................................    United States            28,000,000       27,440,000
          Forest City Enterprises Inc., senior note, 7.625%,
             6/01/15 ................................................    United States            11,475,000        9,811,125
                                                                                                               --------------
                                                                                                                   37,251,125
                                                                                                               --------------
          RETAILING 1.6%
          Dollar General Corp., senior note, 10.625%, 7/15/15 .......    United States            17,042,000       18,660,990
          Michaels Stores Inc., senior note, 10.00%, 11/01/14 .......    United States            27,000,000       27,675,000
(d)       QVC Inc., senior secured note, 144A, 7.50%, 10/01/19 ......    United States             2,200,000        2,211,000
                                                                                                               --------------
                                                                                                                   48,546,990
                                                                                                               --------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.0%
(d)       Advanced Micro Devices Inc., senior note, 144A,
             8.125%, 12/15/17 .......................................    United States             6,100,000        5,787,375
          Freescale Semiconductor Inc., senior note, 8.875%,
             12/15/14 ...............................................    United States            29,000,000       24,795,000
                                                                                                               --------------
                                                                                                                   30,582,375
                                                                                                               --------------
          SOFTWARE & SERVICES 1.5%
          First Data Corp., senior note, 9.875%, 9/24/15 ............    United States            15,000,000       13,425,000
          SunGard Data Systems Inc.,
             senior note, 9.125%, 8/15/13 ...........................    United States            11,100,000       11,322,000
             senior sub. note, 10.25%, 8/15/15 ......................    United States            20,000,000       20,600,000
                                                                                                               --------------
                                                                                                                   45,347,000
                                                                                                               --------------
          TECHNOLOGY HARDWARE & EQUIPMENT 0.8%
          Sanmina-SCI Corp.,
(b, d)       senior note, 144A, FRN, 3.049%, 6/15/14 ................    United States             5,000,000        4,500,000
             senior sub. note, 6.75%, 3/01/13 .......................    United States            10,000,000        9,800,000
             senior sub. note, 8.125%, 3/01/16 ......................    United States            10,000,000        9,775,000
                                                                                                               --------------
                                                                                                                   24,075,000
                                                                                                               --------------
          TELECOMMUNICATION SERVICES 9.2%
(d)       CC Holdings GS V LLC, senior secured note, 144A,
             7.75%, 5/01/17 .........................................    United States             3,600,000        3,825,000
          Crown Castle International Corp.,
             senior bond, 7.125%, 11/01/19 ..........................    United States             2,100,000        2,084,250
             senior note, 9.00%, 1/15/15 ............................    United States            15,000,000       15,937,500
(d)       Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ....       Jamaica               27,000,000       26,358,750
          Inmarsat Finance PLC, senior note, 10.375%, 11/15/12 ......   United Kingdom            25,000,000       25,937,500


                             Semiannual Report | 23

Franklin High Income Trust

          FRANKLIN HIGH INCOME FUND                                         COUNTRY      PRINCIPAL AMOUNT(a)        VALUE
          -------------------------                                     --------------   -------------------   --------------
          CORPORATE BONDS (CONTINUED)
          TELECOMMUNICATION SERVICES (CONTINUED)
          Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16 .......       Bermuda      $         8,000,000   $    8,580,000
          Intelsat Subsidiary Holding Co. Ltd., senior note,
             8.50%, 1/15/13 .........................................       Bermuda               25,000,000       25,218,750
(d)          144A, 8.875%, 1/15/15 ..................................       Bermuda                5,000,000        5,075,000
          MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 ......    United States            27,000,000       27,202,500
          Millicom International Cellular SA, senior note, 10.00%,
             12/01/13 ...............................................     Luxembourg              22,000,000       22,797,500
          Nextel Communications Inc., senior note, D, 7.375%,
             8/01/15 ................................................    United States            10,000,000        9,300,000
          Qwest Communications International Inc., senior note,
             7.50%, 2/15/14 .........................................    United States            10,000,000        9,950,000
             B, 7.50%, 2/15/14 ......................................    United States            20,000,000       19,900,000
(d)       Qwest Corp., senior note, 144A, 8.375%, 5/01/16 ...........    United States            10,000,000       10,500,000
(f, g)    RSL Communications PLC,
             senior discount note, 10.125%, 3/01/08 .................   United Kingdom            44,500,000          356,000
             senior note, 12.00%, 11/01/08 ..........................   United Kingdom             6,250,000           62,500
(d)       SBA Telecommunications Inc., senior note, 144A, 8.25%,
             8/15/19 ................................................    United States            10,350,000       10,815,750
          Sprint Nextel Corp., senior note, 8.375%, 8/15/17 .........    United States            15,600,000       15,288,000
(d)       Wind Acquisition Finance SA, senior note, 144A,
             12.00%, 12/01/15 .......................................        Italy                25,000,000       26,875,000
(d)       Windstream Corp., senior note, 144A, 7.875%, 11/01/17 .....   United States              8,550,000        8,550,000
                                                                                                               --------------
                                                                                                                  274,614,000
                                                                                                               --------------
          TRANSPORTATION 1.0%
(d)       Ceva Group PLC, senior secured note, 144A,
             10.00%, 9/01/14 ........................................   United Kingdom            16,700,000       15,844,125
             11.625%, 10/01/16 ......................................   United Kingdom             3,700,000        3,797,125
(d)       Delta Air Lines Inc., senior secured note, 144A,
             9.50%, 9/15/14 .........................................    United States             8,500,000        8,648,750
                                                                                                               --------------
                                                                                                                   28,290,000
                                                                                                               --------------
          UTILITIES 7.4%
          The AES Corp., senior note, 8.00%,
             10/15/17 ...............................................    United States            15,000,000       15,037,500
             6/01/20 ................................................    United States             5,000,000        4,975,000
          Ameren Corp., senior note, 8.875%, 5/15/14 ................    United States            20,000,000       22,651,720
          Aquila Inc., senior note, 11.875%, 7/01/12 ................    United States            10,000,000       11,634,460
          CMS Energy Corp., senior note, 8.75%, 6/15/19 .............    United States            12,200,000       13,485,002
          Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ........    United States            15,000,000       13,837,500
          Edison Mission Energy, senior note, 7.00%, 5/15/17 ........    United States            24,100,000       17,713,500
          ESI Tractebel Acquisition Corp., secured note, 7.99%,
             12/30/11 ...............................................    United States             4,170,000        4,207,480
(d)       Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ....     Netherlands             20,150,000       21,006,375
          Mirant North America LLC, senior note, 7.375%, 12/31/13 ...    United States            23,000,000       22,770,000
          NRG Energy Inc., senior note,
             7.25%, 2/01/14 .........................................    United States             8,500,000        8,595,625
             7.375%, 2/01/16 ........................................    United States            20,000,000       19,950,000
             7.375%, 1/15/17 ........................................    United States             5,000,000        4,975,000
          Texas Competitive Electric Holdings Co. LLC, senior note,
             A, 10.25%, 11/01/15 ....................................    United States            55,000,000       39,325,000
                                                                                                               --------------
                                                                                                                  220,164,162
                                                                                                               --------------
          TOTAL CORPORATE BONDS (COST $2,813,949,156) ...............                                           2,786,985,551
                                                                                                               --------------


                             24 | Semiannual Report

Franklin High Income Trust

          FRANKLIN HIGH INCOME FUND                                         COUNTRY        SHARES/WARRANTS          VALUE
          -------------------------                                     --------------   -------------------   --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 0.0%(k)
          AUTOMOBILES & COMPONENTS 0.0%(k)
(l, m)    Cambridge Industries Liquidating Trust Interest ...........    United States             4,853,892   $           --
(g, l, n) Harvard Industries Inc. ...................................    United States               793,966            7,940
                                                                                                               --------------
                                                                                                                        7,940
                                                                                                               --------------
          COMMERCIAL & PROFESSIONAL SERVICES 0.0%(k)
(l, m, n) VS Holdings Inc. ..........................................    United States             1,685,375               --
                                                                                                               --------------
          MEDIA 0.0%(k)
(l)       Charter Communications Inc., wts., 11/30/14 ...............    United States                38,880          116,640
                                                                                                               --------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $27,340,501) .....................................                                                 124,580
                                                                                                               --------------
          PREFERRED STOCKS 0.2%
          BANKS 0.0%(k)
(l)       Freddie Mac, 8.375%, pfd., Z ..............................    United States               400,000          328,000
                                                                                                               --------------
          DIVERSIFIED FINANCIALS 0.2%
(d)       GMAC Inc., 7.00%, pfd., 144A ..............................    United States                 8,059        4,876,451
                                                                                                               --------------
          TOTAL PREFERRED STOCKS (COST $12,860,945) .................                                               5,204,451
                                                                                                               --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $2,903,275,669) ..................................                                           2,839,549,082
                                                                                                               --------------
          SHORT TERM INVESTMENTS (COST $97,202,440) 3.3%
          MONEY MARKET FUNDS 3.3%
(o)       Institutional Fiduciary Trust Money Market Portfolio,
             0.00% ..................................................    United States            97,202,440       97,202,440
                                                                                                               --------------
          TOTAL INVESTMENTS (COST $3,000,478,109) 98.5% .............                                           2,936,751,522
          OTHER ASSETS, LESS LIABILITIES 1.5% .......................                                              45,963,531
                                                                                                               --------------
          NET ASSETS 100.0% .........................................                                          $2,982,715,053
                                                                                                               ==============

See Abbreviations on page 40.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c)  See Note 1(c) regarding senior floating rate interests.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2009, the aggregate value of these securities was $830,852,259, representing 27.86% of net assets.

(e)  Perpetual security with no stated maturity date.

(f)  See Note 8 regarding defaulted securities.

(g) Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2009, the aggregate value of these securities was $477,345, representing 0.02% of net assets.

(h)  Income may be received in additional securities and/or cash.

(i)  Security purchased on a when-issued basis. See Note 1(b).

(j)  See Note 11 regarding other considerations.

(k)  Rounds to less than 0.1% of net assets.

(l)  Non-income producing.

(m)  See Note 9 regarding restricted securities.

(n)  See Note 10 regarding holdings of 5% voting securities.

(o) See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 25

Franklin High Income Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2009 (unaudited)

                                                                             FRANKLIN HIGH
                                                                              INCOME FUND
                                                                            ---------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ......................................    $ 2,876,051,808
      Cost - Non-controlled affiliated issuers (Note 10) ...............         27,223,861
      Cost - Sweep Money Fund (Note 7) .................................         97,202,440
                                                                            ---------------
      Total cost of investments ........................................    $ 3,000,478,109
                                                                            ===============
      Value - Unaffiliated issuers .....................................    $ 2,839,541,142
      Value - Non-controlled affiliated issuers (Note 10) ..............              7,940
      Value - Sweep Money Fund (Note 7) ................................         97,202,440
                                                                            ---------------
      Total value of investments .......................................      2,936,751,522
   Cash ................................................................         18,440,689
   Receivables:
      Capital shares sold ..............................................          5,272,912
      Interest .........................................................         53,910,706
   Other assets ........................................................              1,139
                                                                            ---------------
         Total assets ..................................................      3,014,376,968
                                                                            ---------------
Liabilities:
   Payables:
      Investment securities purchased ..................................         24,855,593
      Capital shares redeemed ..........................................          4,567,518
      Affiliates .......................................................          1,845,753
   Accrued expenses and other liabilities ..............................            393,051
                                                                            ---------------
      Total liabilities ................................................         31,661,915
                                                                            ---------------
         Net assets, at value ..........................................    $ 2,982,715,053
                                                                            ===============
Net assets consist of:
   Paid-in capital .....................................................    $ 4,148,008,220
   Undistributed net investment income .................................          5,807,272
   Net unrealized appreciation (depreciation) ..........................        (63,726,587)
   Accumulated net realized gain (loss) ................................     (1,107,373,852)
                                                                            ---------------
         Net assets, at value ..........................................    $ 2,982,715,053
                                                                            ===============

   The accompanying notes are an integral part of these financial statements.


                             26 | Semiannual Report

Franklin High Income Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
November 30, 2009 (unaudited)

                                                                             FRANKLIN HIGH
                                                                              INCOME FUND
                                                                            ---------------
CLASS A:
   Net assets, at value ................................................    $ 2,236,123,581
                                                                            ---------------
   Shares outstanding ..................................................      1,186,914,392
                                                                            ---------------
   Net asset value per share(a) ........................................    $          1.88
                                                                            ---------------
   Maximum offering price per share (net asset value per
      share / 95.75%) ..................................................    $          1.96
                                                                            ---------------
CLASS B:
   Net assets, at value ................................................    $    64,245,807
                                                                            ---------------
   Shares outstanding ..................................................         34,207,554
                                                                            ---------------
   Net asset value and maximum offering price per share(a) .............    $          1.88
                                                                            ---------------
CLASS C:
   Net assets, at value ................................................    $   393,959,085
                                                                            ---------------
   Shares outstanding ..................................................        207,770,170
                                                                            ---------------
   Net asset value and maximum offering price per share(a) .............    $          1.90
                                                                            ---------------
CLASS R:
   Net assets, at value ................................................    $    79,271,279
                                                                            ---------------
   Shares outstanding ..................................................         41,654,025
                                                                            ---------------
   Net asset value and maximum offering price per share ................    $          1.90
                                                                            ---------------
ADVISOR CLASS:
   Net assets, at value ................................................    $   209,115,301
                                                                            ---------------
   Shares outstanding ..................................................        110,882,633
                                                                            ---------------
   Net asset value and maximum offering price per share ................    $          1.89
                                                                            ---------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 27

Franklin High Income Trust

STATEMENT OF OPERATIONS
for the six months ended November 30, 2009 (unaudited)

                                                                            FRANKLIN HIGH
                                                                             INCOME FUND
                                                                            -------------
Investment income:
   Dividends:
      Unaffiliated issuers .............................................    $  2,761,653
      Sweep Money Fund (Note 7) ........................................             834
   Interest ............................................................     124,846,355
                                                                            ------------
         Total investment income .......................................     127,608,842
                                                                            ------------
Expenses:
   Management fees (Note 3a) ...........................................       6,250,681
   Distribution fees: (Note 3c)
      Class A ..........................................................       1,536,856
      Class B ..........................................................         218,488
      Class C ..........................................................       1,172,175
      Class R ..........................................................         151,685
   Transfer agent fees (Note 3e) .......................................       1,645,162
   Custodian fees (Note 4) .............................................          15,564
   Reports to shareholders .............................................         140,007
   Registration and filing fees ........................................          94,690
   Professional fees ...................................................          34,517
   Trustees' fees and expenses .........................................          54,581
   Other ...............................................................          52,210
                                                                            ------------
         Total expenses ................................................      11,366,616
         Expense reductions (Note 4) ...................................            (847)
                                                                            ------------
            Net expenses ...............................................      11,365,769
                                                                            ------------
               Net investment income ...................................     116,243,073
                                                                            ------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments ...........................     (80,960,508)
   Net change in unrealized appreciation (depreciation) on
      investments ......................................................     404,043,883
                                                                            ------------
Net realized and unrealized gain (loss) ................................     323,083,375
                                                                            ------------
Net increase (decrease) in net assets resulting from operations ........    $439,326,448
                                                                            ============

   The accompanying notes are an integral part of these financial statements.


                             28 | Semiannual Report

Franklin High Income Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FRANKLIN HIGH INCOME FUND
                                                                            -------------------------------
                                                                              SIX MONTHS
                                                                                ENDED
                                                                               NOVEMBER
                                                                               30, 2009        YEAR ENDED
                                                                             (UNAUDITED)      MAY 31, 2009
                                                                            --------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ............................................    $  116,243,073   $  184,421,415
      Net realized gain (loss) from investments ........................       (80,960,508)    (139,105,758)
      Net change in unrealized appreciation (depreciation) on
         investments ...................................................       404,043,883     (271,294,319)
                                                                            --------------   --------------
         Net increase (decrease) in net assets resulting from
            operations .................................................       439,326,448     (225,978,662)
                                                                            --------------   --------------
   Distributions to shareholders from net investment income:
      Class A ..........................................................       (78,020,271)    (154,892,962)
      Class B ..........................................................        (2,460,318)      (7,086,480)
      Class C ..........................................................       (12,753,814)     (23,592,783)
      Class R ..........................................................        (2,083,653)      (2,797,570)
      Advisor Class ....................................................        (7,517,262)      (5,861,050)
                                                                            --------------   --------------
   Total distributions to shareholders .................................      (102,835,318)    (194,230,845)
                                                                            --------------   --------------
   Capital share transactions: (Note 2)
      Class A ..........................................................       171,547,257      104,211,360
      Class B ..........................................................       (11,298,315)     (27,209,843)
      Class C ..........................................................        39,353,262       31,392,792
      Class R ..........................................................        29,611,824       12,076,300
      Advisor Class ....................................................        35,741,906       96,256,152
                                                                            --------------   --------------
   Total capital share transactions ....................................       264,955,934      216,726,761
                                                                            --------------   --------------
   Redemption fees .....................................................                --            6,343
                                                                            --------------   --------------
         Net increase (decrease) in net assets .........................       601,447,064     (203,476,403)
Net assets:
   Beginning of period .................................................     2,381,267,989    2,584,744,392
                                                                            --------------   --------------
   End of period .......................................................    $2,982,715,053   $2,381,267,989
                                                                            ==============   ==============
Undistributed net investment income (distributions in excess of net investment income) included in net assets:
   End of period .......................................................    $    5,807,272   $   (7,600,483)
                                                                            ==============   ==============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 29

Franklin High Income Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin High Income Fund (Fund). The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.


                             30 | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

The Fund may purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


                             Semiannual Report | 31

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES (CONTINUED)

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of November 30, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.


                             32 | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                             SIX MONTHS ENDED                  YEAR ENDED
                                             NOVEMBER 30, 2009                MAY 31, 2009
                                       ----------------------------   ----------------------------
                                          SHARES          AMOUNT         SHARES          AMOUNT
                                       ------------   -------------   ------------   -------------
CLASS A SHARES:
   Shares sold .....................    182,879,567   $ 328,825,046    337,240,782   $ 525,055,856
   Shares issued in reinvestment
      of distributions .............     27,925,166      49,459,095     56,709,389      90,707,824
   Shares redeemed .................   (115,164,247)   (206,736,884)  (321,819,937)   (511,552,320)
                                       ------------   -------------   ------------   -------------
   Net increase (decrease) .........     95,640,486   $ 171,547,257     72,130,234   $ 104,211,360
                                       ============   =============   ============   =============
CLASS B SHARES:
   Shares sold .....................      1,831,386   $   3,253,858      4,238,933   $   6,687,532
   Shares issued in reinvestment
      of distributions .............        796,011       1,404,319      2,307,147       3,717,055
   Shares redeemed .................     (8,922,022)    (15,956,492)   (23,420,912)    (37,614,430)
                                       ------------   -------------   ------------   -------------
   Net increase (decrease) .........     (6,294,625)  $ (11,298,315)   (16,874,832)  $ (27,209,843)
                                       ============   =============   ============   =============
CLASS C SHARES:
   Shares sold .....................     36,888,663   $  66,273,301     65,250,921   $ 102,673,592
   Shares issued in reinvestment
      of distributions .............      4,772,734       8,509,694      8,838,473      14,226,788
   Shares redeemed .................    (19,655,379)    (35,429,733)   (53,252,587)    (85,507,588)
                                       ------------   -------------   ------------   -------------
   Net increase (decrease) .........     22,006,018   $  39,353,262     20,836,807   $  31,392,792
                                       ============   =============   ============   =============
CLASS R SHARES:
   Shares sold .....................     21,601,692   $  39,222,131     16,616,021   $  26,731,618
   Shares issued in reinvestment
      of distributions .............      1,118,111       2,007,258      1,679,667       2,701,332
   Shares redeemed .................     (6,394,910)    (11,617,565)   (10,645,503)    (17,356,650)
                                       ------------   -------------   ------------   -------------
   Net increase (decrease) .........     16,324,893   $  29,611,824      7,650,185   $  12,076,300
                                       ============   =============   ============   =============


                             Semiannual Report | 33

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                           SIX MONTHS ENDED                YEAR ENDED
                                           NOVEMBER 30, 2009              MAY 31, 2009
                                      --------------------------   --------------------------
                                         SHARES        AMOUNT         SHARES        AMOUNT
                                      -----------   ------------   -----------   ------------
ADVISOR CLASS SHARES:
   Shares sold ....................    56,854,727   $100,206,774    79,679,624   $124,108,956
   Shares issued in reinvestment
      of distributions ............     1,870,967      3,312,096     2,674,861      4,205,620
   Shares redeemed ................   (37,791,887)   (67,776,964)  (20,622,532)   (32,058,424)
                                      -----------   ------------   -----------   ------------
   Net increase (decrease) ........    20,933,807   $ 35,741,906    61,731,953   $ 96,256,152
                                      ===========   ============   ===========   ============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                           AFFILIATION
----------                                                     ----------------------
Franklin Advisers, Inc. (Advisers)                             Investment manager
Franklin Templeton Services, LLC (FT Services)                 Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)           Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)  Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

ANNUALIZED
FEE RATE                          NET ASSETS
----------   ---------------------------------------------------
0.625%       Up to and including $100 million
0.500%       Over $100 million, up to and including $250 million
0.450%       Over $250 million, up to and including $7.5 billion
0.440%       Over $7.5 billion, up to and including $10 billion
0.430%       Over $10 billion, up to and including $12.5 billion
0.420%       Over $12.5 billion, up to and including $15 billion
0.400%       Over $15 billion, up to and including $17.5 billion
0.380%       Over $17.5 billion, up to and including $20 billion
0.360%       Over $20 billion, up to and including $35 billion
0.355%       Over $35 billion, up to and including $50 billion
0.350%       In excess of $50 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.


                             34 | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ....   0.15%
Class B ....   0.65%
Class C ....   0.65%
Class R ....   0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of
   commissions paid to unaffiliated
   broker/dealers .............................   $361,121
Contingent deferred sales charges retained ....   $ 28,722

E. TRANSFER AGENT FEES

For the period ended November 30, 2009, the Fund paid transfer agent fees of $1,645,162, of which $1,059,724 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended November 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.


                             Semiannual Report | 35

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
   2010 ..................................   $147,493,159
   2011 ..................................    291,020,377
   2012 ..................................    273,193,753
   2013 ..................................     56,708,693
   2014 ..................................    100,305,761
   2017 ..................................     74,931,197
                                             ------------
                                             $943,652,940
                                             ============

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At May 31, 2009, the Fund deferred realized capital losses of $82,757,956.

At November 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................   $3,005,353,096
                                                  ==============
Unrealized appreciation .......................   $  159,633,459
Unrealized depreciation .......................     (228,235,033)
                                                  --------------
Net unrealized appreciation (depreciation) ....   $  (68,601,574)
                                                  ==============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, payments-in-kind and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of payments-in-kind, bond discounts and premiums and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2009, aggregated $614,976,174 and $336,923,960, respectively.


                             36 | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At November 30, 2009, the Fund had 94.04% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2009, the aggregate value of these securities was $20,283,905, representing 0.68% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At November 30, 2009, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

                                                                     ACQUISITION
SHARES      ISSUER                                                      DATE          COST      VALUE
------      ------                                                   -----------   ----------   -----
4,853,892   Cambridge Industries Liquidating Trust Interest ......     1/09/02     $       --    $--
1,685,375   VS Holdings Inc. .....................................    12/06/01      1,685,375     --
                                                                                                 ---
               TOTAL RESTRICTED SECURITIES (0.00% of Net Assets) ............................    $--
                                                                                                 ===


                             Semiannual Report | 37

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

10. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended November 30, 2009, were as shown below.

                                 NUMBER OF                              NUMBER OF
                                SHARES HELD                            SHARES HELD   VALUE AT                 REALIZED
                               AT BEGINNING     GROSS        GROSS      AT END OF     END OF    INVESTMENT    CAPITAL
NAME OF ISSUER                   OF PERIOD    ADDITIONS   REDUCTIONS      PERIOD      PERIOD      INCOME     GAIN (LOSS)
--------------                 ------------   ---------   ----------   -----------   --------   ----------   ----------
Harvard Industries Inc. ....       793,966        --          --          793,966     $7,940       $--           $--
VS Holdings Inc. ...........     1,685,375        --          --        1,685,375         --        --            --
                                                                                      ------       ---           ---
   TOTAL AFFILIATED SECURITIES (0.00%(a) of Net Assets) ..........................    $7,940       $--           $--
                                                                                      ======       ===           ===

(a)  Rounds to less than 0.01% of net assets.

11. OTHER CONSIDERATIONS

From time to time, officers, directors or employees of the Fund's Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors' committees which, pursuant to the Fund's policies and requirements of applicable securities laws, could prevent the Fund from trading in the securities of such company for limited or extended periods of time.

12. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, "Borrower"; collectively "Borrowers"), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $2,352 of its pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended November 30, 2009, the Fund did not utilize the Global Credit Facility.


                             38 | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

13. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund's assets carried at fair value:

                                            LEVEL 1         LEVEL 2       LEVEL 3         TOTAL
                                          -----------   --------------   --------    --------------
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Automobiles & Components .....   $        --   $           --   $  7,940(b) $        7,940
         Banks ........................       328,000               --         --           328,000
         Commercial & Professional
            Services ..................            --               --         --(b)             --
         Diversified Financials .......            --        4,876,451         --         4,876,451
         Media ........................            --          116,640         --           116,640
      Senior Floating Rate Interests ..            --       47,234,500         --        47,234,500
      Corporate Bonds .................            --    2,786,516,146    469,405     2,786,985,551
      Short Term Investments ..........    97,202,440               --         --        97,202,440
                                          -----------   --------------   --------    --------------
            Total Investments in
               Securities .............   $97,530,440   $2,838,743,737   $477,345    $2,936,751,522
                                          ===========   ==============   ========    ==============

(a)  Includes common and preferred stock as well as other equity investments.

(b)  Includes securities determined to have no value at November 30, 2009.


                             Semiannual Report | 39

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

13. FAIR VALUE MEASUREMENTS (CONTINUED)

At November 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                                                                 NET CHANGE
                                                          NET CHANGE                                            IN UNREALIZED
                                                             IN                                                 APPRECIATION
                                             NET          UNREALIZED       NET       TRANSFER      BALANCE     (DEPRECIATION)
                             BEGINNING      REALIZED     APPRECIATION   PURCHASES   IN (OUT) OF   AT END OF    ON ASSETS HELD
                              BALANCE     GAIN (LOSS)   (DEPRECIATION)   (SALES)      LEVEL 3       PERIOD      AT PERIOD END
                            ----------   ------------   -------------   ---------   -----------   ---------    --------------
ASSETS
   Equity Securities:
      Automobiles &
         Components .....    $  7,940(a) $         --    $        --    $      --       $--        $  7,940(b)       $--
   Corporate Bonds ......     473,205     (20,799,744)    21,308,944     (513,000)       --         469,405           --
                             --------    ------------    -----------    ---------       ---        --------          ---
      Total .............    $481,145    $(20,799,744)   $21,308,944    $(513,000)      $--        $477,345          $--
                             ========    ============    ===========    =========       ===        ========          ===

(a)  Includes securities determined to have no value at May 31, 2009.

(b)  Includes securities determined to have no value at November 30, 2009.

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through January 19, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

FRN - Floating Rate Note
L/C - Letter of Credit
PIK - Payment-In-Kind


                             40 | Semiannual Report

Franklin High Income Trust

SHAREHOLDER INFORMATION

FRANKLIN HIGH INCOME FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             Semiannual Report | 41

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

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

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

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund(2)
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Global Discovery Fund(4)
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6)
National
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(9)
Michigan(9)
Minnesota(9)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(9)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(10)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) Effective 5/1/09, Mutual Qualified Fund changed its name to Mutual Quest
     Fund. The fund's investment goal and strategy remained unchanged.

(3.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4.) Effective 5/1/09, Mutual Discovery Fund changed its name to Mutual Global
     Discovery Fund. The fund's investment goal and strategy remained unchanged.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).

(9.) The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.

(10.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/10                                          Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

One Franklin Parkway
San Mateo, CA 94403-1906

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SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN HIGH INCOME FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

105 S2009 01/10

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

ITEM 6. SCHEDULE OF INVESTMENTS.        N/A

ITEM 7. DISCLOSURE  OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.                N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.               N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST



By /s/LAURA F. FERGERSON
  ---------------------------
    Laura F. Fergerson
    Chief Executive Officer -
      Finance and Administration
Date  January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ---------------------------
    Laura F. Fergerson
    Chief Executive Officer -
      Finance and Administration
Date  January 27, 2010



By /s/GASTON GARDEY
  ------------------------------
    Gaston Gardey
    Chief Financial Officer and
      Chief Accounting Officer
Date  January 27, 2010